Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-Based Compensation [Abstract]
Schedule of services received from employees, directors and service providers
				Convenience translation (Note 2d)
	Year ended December 31,			Year ended December 31,
	2015	2016	2017	2017
	N I S			U.S. dollars

Research and development	523	253	1,940	560
General and administrative	795	1,299	3,444	993

Total share-based compensation	1,318	1,552	5,384	1,553

Schedule of number of share options and weighted average exercise prices
	2016		2017
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price
		NIS		NIS

Outstanding at beginning of year	5,764,866	1.37	5,979,973	1.25
Options exercised for shares	-	-	(696,980)	1.16
Options forfeited	(2,054,396)	1.43	(166,667)	0.63
Option Expired	(337,000)	1.42	(726,512)	1.69
Granted	2,606,503	1.14	6,362,854	1.16

Outstanding at end of year	5,979,973	1.25	10,752,668	1.18

Schedule of outstanding and exercisable options granted to employees and consultants
Exercise price (Range)	Options outstanding as of December 31, 2017	Weighted average remaining contractual term (years)	Options exercisable as of December 31, 2017	Weighted average remaining contractual term (years)
0.001 - 1.35	8,310,168	8.3	1,452,782	4.3
1.35 - 1.8	2,010,500	7.7	1,335,000	6.7
1.8 - 2.1	432,000	7.6	432,000	7.6
	10,752,668	8.2	3,219,782	5.8

Schedule of fair value of options under black-scholes
	2016	2017

Dividend yield (%)	0	0
Expected volatility of the share prices (%)	84.05%-91.6%	81.56%-85.61%
Risk-free interest rate (%)	1.04%-2.10%	1.94%-2.52%
Expected life of share options (years)	4-10	10